Income Tax - Schedule of Major Components of Income Tax Assets (Detail) - GBP (£) £ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current income tax receivable
Current income tax receivable	£ 10,403	£ 7,188
Deferred tax asset
Deferred tax asset	80	60
U.K. [member]
Current income tax receivable
Current income tax receivable	10,400	7,185
U.S. [member]
Current income tax receivable
Current income tax receivable	3	3
Deferred tax asset
Deferred tax asset	£ 80	£ 60